Trade payables (Details) - Schedule of Trade Payables - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022
Schedule of Trade Payables [Abstract]
Trade payables due to related parties	$ 3,140,617	$ 2,716,238
Employee related payables	50,544	47,752
Others	5,460,146	4,038,790
Total	$ 8,651,307	$ 6,802,780	$ 7,398,207